FINANCIAL INSTRUMENTS (Details 10) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	$ 1,560,012	$ 1,075,942	$ 589,886	$ 592,253
U.S Dollar [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	1,412,688	834,513
Euro [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	2,264	8,295
Mexican Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	13,684	1,461
Other currencies [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	68,916	51,373
Chilean Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	$ 62,460	$ 180,300